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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                                -----------------------
         This Amendment (Check only one.):  [ ]  is a restatement.
                                            [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             George Soros
Address:          c/o Soros Fund Management LLC
                  888 Seventh Avenue
                  New York, New York  10106

Form 13F File Number:  028-10418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard D. Holahan, Jr.
Title:            Attorney-in-Fact (1)
Phone:            212-397-5516

Signature, Place, and Date of Signing:

Richard D. Holahan, Jr.             New York, New York        February 14, 2005
---------------------------         ------------------        -----------------
[Signature]                         [City, State]             [Date]

(1) Signed pursuant to a Power of Attorney, dated as of October 30, 2002, granted by Mr. George Soros included as an Exhibit to the Form 13F filed by the Reporting Person on February 14, 2003.

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                Form 13F File Number           Name
                --------------------           -----
                     028-06420                 Soros Fund Management LLC

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                  -------
Form 13F Information Table Entry Total:                                 7
                                                                  -------

Form 13F Information Table Value Total:                          $160,732
                                                                 --------
                                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE

                                              GEORGE SOROS
                                        FORM 13F INFORMATION TABLE
                                     QUARTER ENDED DECEMBER 31, 2004





                                                                            Investment Discretion   Voting Authority
Issuer               Title of  Cusip      Fair Market     Shares or          Shared  Shared-  Sole  Shared  None
                     Class     Number     Value           Prin-cipal    Sole Instr.V  Other
                                          (in thousands)  Amount
------------------------------------------------------------------------------------------------------------------------------------
APEX SILVER          ORD      G04074103   $      6,737        392,136    X                     X
MINES LTD
------------------------------------------------------------------------------------------------------------------------------------
BLUEFLY INC          COM      096227103   $        401        172,995    X                     X
------------------------------------------------------------------------------------------------------------------------------------

INTEGRA LIFESCIENCES COM NEW  457985208   $     22,568        611,113    X                     X
HLDGS C
------------------------------------------------------------------------------------------------------------------------------------

JETBLUE AWYS CORP    COM      477143101   $     41,157      1,772,483    X                     X

------------------------------------------------------------------------------------------------------------------------------------
JETBLUE AWYS CORP    COM      477143101   $     88,031      3,791,175                  X               X
------------------------------------------------------------------------------------------------------------------------------------
MCG CAPITAL CORP     COM      58047P107   $         94          5,508    X                     X
------------------------------------------------------------------------------------------------------------------------------------

THERAVANCE INC       COM      88338T104   $      1,744         97,406    X                     X
------------------------------------------------------------------------------------------------------------------------------------
                                             $ 160,732